Taxes	12 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
TAXES

NOTE 15 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, Universe INC is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

Universe HK is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, Universe HK did not generate any assessable profits derived from Hong Kong sources for the years ended September 30, 2022, 2021 and 2020, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. Jiangxi Universe, one of the Company’s main operating subsidiaries in the PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2016 with a term of three years. In December 2019, Jiangxi Universe successfully renewed its HNTE certification with local government and will continue to enjoy the reduced income tax rate of 15% for another three years through December 2022. In November 2022, Jiangxi Universe successfully further renewed its HNTE certification with local government and will continue to enjoy the reduced income tax rate of 15% for another three years through November 2025. Universe Trade, another operating subsidiary of the Company in the PRC, was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning December 2020 with a term of three years through December 2023. EIT is typically governed by the local tax authority in the PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the years ended September 30, 2022, 2021 and 2020 were reported at a blended reduced rate as a result of certain of the PRC subsidiaries of the Company’s being approved as a HNTE and enjoying a 15% reduced income tax rate. The impact of the tax holidays noted above decreased PRC corporate income taxes by $694,955, $1,518,979 and $118,986 for the years ended September 30, 2022, 2021 and 2020, respectively. The benefit of the tax holidays on net income per share (basic and diluted) was $0.03, $0.09 and $0.01 for the years ended September 30, 2022, 2021 and 2020, respectively.

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2022	2021	2020
Current tax provision:
Cayman	$-	$-	$-
Hong Kong	-	-	-
PRC	1,357,697	3,026,867	2,552,097
Sub-total	1,357,697	3,026,867	2,552,097
Deferred tax provision (benefit):
Cayman	-	-
Hong Kong	-	-
PRC	(605,278)	(668,341)	(9,886)
Sub-total	(605,278)	(668,341)	(9,886)
Total income tax provision	$752,419	$2,358,526	$2,542,211

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2022, 2021 and 2020:

	For the Years Ended September 30,
	2022	2021	2020
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(8.7)%	(11.0)%	(1.1)%
Permanent difference	(22.3)%	-%	-%
Non-PRC entities not subject to PRC income tax	(3.4)%	2.0%	1.3%
Impact on DTA due to change in applicable income tax rate	-%	0.6%	-%
Change in valuation allowance	-%	0.5%	-%
Effective tax rate	(9.4)%	17.1%	25.2%

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of September 30, 2022, all of the Company’s tax returns of its PRC subsidiaries remain open for statutory examination by PRC tax authorities.

Deferred tax assets are composed of the following:

	September 30, 2022	September 30, 2021
Deferred tax assets:
Net operating loss carry-forwards	$1,210,855	$785,550
Allowance for doubtful accounts	136,817	84,447
Total	1,347,672	869,997
Valuation allowance		-
Total deferred tax assets	$1,347,672	$869,997

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. Although Jiangxi Universe incurred a net loss during the year ended September 30, 2022, the Company determined that it is more likely than not that its deferred tax assets could be realized due to the estimated future earnings in Jiangxi Universe.

(b) Taxes payable

Taxes payable consist of the following:

	September 30, 2022	September 30, 2021
Income tax payable	$-	$669,780
Value added tax payable	115,087	326,468
Other taxes payable	52,263	105,212
Total taxes payable	$167,350	$1,101,460